PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 250	$ 207
Fair value of plan assets	255	224
Recognized defined benefit assets (obligations)	5	17
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	14	11
Fair value of plan assets	0	0
Recognized defined benefit assets (obligations)	$ (14)	$ (11)